Note 4 - Commitments and Contingencies - 10Q (Details Textual) Pure in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Nov. 01, 2024 shares
Stock Required to be Issued for Stock Split, Shares (in shares) | shares			271,846
Employment Contracts [Member] | Minimum [Member]
Employee Benefits and Share-Based Compensation	$ 1.2	$ 1.1
Employment Contracts [Member] | Maximum [Member]
Employee Benefits and Share-Based Compensation	$ 1.7	$ 1.6
Pending Litigation [Member]
Loss Contingency, Pending Claims, Number	0	0